UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

6 Stacy Court, Parsippany, NJ  07054

(Address of Principal Executive Offices)  (Zip Code)

Alfred C. Frank, Frank Capital Partners LLC

6 Stacy Court, Parsippany, NJ  07054

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Frank Value Fund
Schedule of Investments
March 31, 2006 (Unaudited)

Shares		Value

COMMON STOCKS - 90.21%

Accident & Health Insurance - 2.57%
422	Conseco, Inc. *	$ 10,474

Blank Checks - 1.30%
980	Rand Acquistion Corp. *	5,292

Cable and Other Pay Television Services - 2.70%
387	Liberty Global International, Inc. *	7,922
157	Liberty Global International, Inc. Series C *	3,101
		11,023
Electronic Components & Accessories - 2.00%
862	Kemet Corp. *	8,163

Electronic Connectors - 3.16%
480	Tyco International Ltd.	12,902

Fire, Marine & Casualty Insurance - 12.28%
190	Arch Capital Group Ltd. *	10,971
13	Berkshire Hathaway, Inc. Class B *	39,156
		50,127
Household Furniture - 2.69%
776	Tempur-pedic Interantional, Inc.*	10,980

Machine Tools, Metal Cutting Types - 1.93%
500	Thermadyne Holdings Corp. *	7,875

Miscellaneous Business Credit Institution - 1.45%
222	PHH Corp. *	5,927

Motor Vehicle Parts & Accessories - 2.24%
472	Superior Industries International, Inc.	9,138

Motorcyles, Bicycles & Parts - 3.00%
236	Harley Davidson, Inc.	12,244

Optical Instruments & Lenses - 6.25%
9,083	Meade Instruments Corp. *	25,523

Patent Owners and Lessors - 0.59%
141	4 Kids Entertainment, Inc. *	2,424

Photographic Equipment & Supplies - 0.69%
2,520	Concord Camera Corp. *	2,797

Real Estate - 1.57%
183	MI Developments, Inc. (Canada)	6,388

Real Estate Investment Trusts - 4.56%
312	American Home Mortgage Investment Corp.	9,738
698	Highland Hospitality Corp.	8,872
		18,609
Retail-Apparel & Accessory Stores - 2.38%
670	Hot Topic, Inc. *	9,715

Retail-Catalog & Mail-Order Houses - 5.41%
312	Alloy, Inc. *	4,185
205	CDW Corp.	12,064
624	dELiAs, Inc.*	5,828
		22,077
Retail-Eating & Drinking Places - 2.55%
1,260	Champps Entertainment, Inc. *	10,395

Retail-Variety Stores - 2.97%
895	99 Cents Only Stores *	12,136

Services-Business Services, NEC - 1.72%
205	Viad Corp.	7,027

Services-Engineering Services, NEC - 2.45%
174	Washington Group International, Inc. *	9,986

Security, Brokers Dealers and Flotation Companies - 2.03%
359	Waddell & Reed Financial, Inc.	8,293

Semiconductors and Related Devices - 6.26%
449	Freescale Semiconductor, Inc. *	12,487
671	Intel Corp.	13,058
		25,544
Services-Business Services, NEC - 1.73%
886	Espeed, Inc. *	7,061

Services - Computer Proccessing & Data Preparation - 3.54%
517	Infospace, Inc.*	14,450

Services- Educational Services - 2.67%
289	Career Education Corp.*	10,904

Telephone Communications (No Radiotelephone) - 1.57%
578	IDT Corp. *	6,398

Transportation Services - 3.41%
686	Expedia, Inc. *	13,905

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 2.56%
390	Adesa, Inc.	10,429

TOTAL FOR COMMON STOCKS (Cost $332,412) - 90.21%		$ 368,205

SHORT TERM INVESTMENTS - 6.98%
28,467	First American Treasury Obligations Fund Class Y 4.24%** (Cost $28,467)	$ 28,467

TOTAL INVESTMENTS - 97.19%		$ 396,672
(Identified Cost $360,879)

OTHER ASSETS LESS LIABILITIES, NET - 2.81%		11,489

NET ASSETS - 100.00%		$ 408,161

*Non-income producing securities during the period
** Variable rate security; The coupon rate shown represents the rate at March 31, 2006

NOTES TO FINANCIAL STATEMENTS
The Frank Value Fund
1. SECURITY TRANSACTIONS
At March 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $360,879 amounted to $35,794 which consisted of aggregate gross unrealized appreciation of $50,282 and aggregate gross unrealized depreciation of $14,488.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Frank Funds

By /s/Alfred C. Frank, President

 Alfred C. Frank

 President

Date: May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Alfred C. Frank, President

Alfred C. Frank

President

Date May 30, 2006

By /s/Brian J. Frank

Brian J. Frank

Treasurer

Date May 30, 2006